Consolidated Statement of Stockholders' Equity (Deficit) - USD ($)	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Subscriptions Payable [Member]	Accumulated (Deficit) [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2014	$ 2,000	$ 4,349		$ 179,271	$ 25,041,295	$ 19,238	$ (26,848,642)	$ (185,229)	$ (1,787,718)
Balance, shares at Dec. 31, 2014	2,000,000	4,349,339		179,271,304
Shares issued for cash				$ 10,300	(1,300)				9,000
Shares issued for cash, shares				10,300,000
Shares issued for services				$ 19,700	133,540				153,240
Shares issued for services, shares				19,700,000
Shares issued for services, related parties			$ 5,750	$ 10,500	232,350				248,600
Shares issued for services, related parties, shares			5,750,000	10,500,000
Shares issued for conversion of debts				$ 127,050	323,921	(19,238)			431,733
Shares issued for conversion of debts, shares				127,050,022
Shares issued on forbearance agreement				$ 657	9,851				10,508
Shares issued on forbearance agreement, shares				656,735
Shares exchanged pursuant to settlement agreement		$ (4,349)		$ 4,349	47,843				47,843
Shares exchanged pursuant to settlement agreement, shares		(4,349,339)		4,349,339
Adjustments to derivative liability due to debt conversions					916,400				916,400
Contributed capital, debt settlement payment
Net loss for the year							(2,088,965)	(29,520)	(2,118,485)
Balance at Dec. 31, 2015	$ 2,000		$ 5,750	$ 351,827	26,703,900		(28,937,607)	(214,749)	(2,088,879)
Balance, shares at Dec. 31, 2015	2,000,000		5,750,000	351,827,400
Shares issued for cash				$ 56,250	242,600				298,850
Shares issued for cash, shares				56,250,000
Shares issued for services				$ 8,500	72,600	11,400			92,500
Shares issued for services, shares				8,500,000
Shares issued for services, related parties			$ 6,250	$ 29,400	303,350				339,000
Shares issued for services, related parties, shares			6,250,000	29,400,000
Shares issued for conversion of debts				$ 78,417	142,769				221,186
Shares issued for conversion of debts, shares				78,416,839
Adjustments to derivative liability due to debt conversions					1,052,128				1,052,128
Contributed capital, debt settlement payment					14,000				14,000
Warrants issued for debt financing					931,996				931,996
Net loss for the year							(1,701,810)	(61,998)	(1,763,808)
Balance at Dec. 31, 2016	$ 2,000		$ 12,000	$ 524,394	$ 29,463,343	$ 11,400	$ (30,639,417)	$ (276,747)	(903,027)
Balance, shares at Dec. 31, 2016	2,000,000		12,000,000	524,394,239
Contributed capital, debt settlement payment
Net loss for the year									(5,606,930)
Balance at Sep. 30, 2017									$ (2,501,310)